Taxes On Income (Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Loss Carryforwards [Line Items]
Current	$ 150,800	$ 123,241	$ 99,661
Deferred	(11,552)	(11,674)	(11,386)
Income Tax Expense (Benefit), Total	139,248	111,567	88,275
Domestic	134,242	110,318	85,626
Foreign	5,006	1,249	2,649
Domestic and foreign tax expense total	139,248	111,567	88,275
State taxes, Current	138,686	112,475	88,398
State taxes, Deferred	(4,444)	(2,157)	(2,772)
State tax expense (Benefit)	134,242	110,318	85,626
Total Foreign Taxes	5,006	1,249	2,649
Taxes on income	139,248	111,567	88,275
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Federal taxes, Current	7,809	6,608	7,166
Federal taxes, Deferred	748	(792)	1,281
Federal Income Tax Expense (Benefit)	8,557	5,816	8,447
State taxes, Current	1,061	1,243	977
State taxes, Deferred	819	(52)	423
State tax expense (Benefit)	1,880	1,191	1,400
Other international locations, Current	3,245	2,915	3,120
Other international locations, Deferred	(8,676)	(8,673)	(10,318)
Other international locations tax expense total	$ (5,431)	$ (5,758)	$ (7,198)